Investment in Equity Securities	6 Months Ended
Jun. 30, 2025
Investment in Equity Securities [Abstract]
Investment in equity securities
7.	Investment in equity securities:

The amounts of our investment in equity securities in the accompanying unaudited condensed consolidated balance sheets are presented in the table below:

	December 31, 2024	June 30, 2025
Investment in equity securities with readily determinable fair values (a)	$226,566	$278,019
Investment in equity securities without readily determinable fair values (b)	$4,647,853	$4,647,853

(a)	Investment in equity securities with readily determinable fair values

A summary of the movement in equity securities with readily determinable fair values for the six months ended June 30, 2025 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2024	$226,566
Unrealized gain on equity securities revalued at fair value at end of the period	22,163
Unrealized foreign exchange gain	29,290
Balance June 30, 2025	$278,019

During the six months ended June 30, 2025, the Company received dividends of $4,623 from its investments in equity securities with readily determinable fair values. The investment in equity securities with readily determinable fair values with amount of $278,019 is presented in ‘Investment in equity securities, current’ in the accompanying unaudited condensed consolidated balance sheet.

(b)	Investment in equity securities without readily determinable fair values

During the six months ended June 30, 2025, there was no movement in equity securities without readily determinable fair values and the Company received no dividends from these investments. The investment in equity securities without readily determinable fair values amounting to $4,647,853 is presented in ‘Investment in equity securities, non-current’ in the accompanying unaudited condensed consolidated balance sheet.

As of June 30, 2025, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.